Stock-Based Compensation - Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise price	$ 50.63	$ 44.51	$ 35.76
Expected dividend yield	2.92%	3.30%	4.08%
Expected stock price volatility	45.00%	46.94%	48.99%
Risk-free interest rate	2.03%	1.51%	1.06%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months